Annual Fund Operating Expenses - INVESCO Technology Fund	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.10%
Class C
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.84%
Class Y
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.85%
Investor Class
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.00%
Class R5
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.77%
Class R6
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.74%